BNY Mellon Equity Income Fund

Incorporated herein by reference is a definitive version of the above-referenced fund's prospectus filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on October 17, 2019 (SEC Accession No. 0000053808-19-0000068).